Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	$ 1,349,805	$ 1,620,282
Less: accumulated amortization	384,948	308,599
Intangible assets, net	964,857	1,311,683
Prepaid unpatented license [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount		200,000
Intangible assets, net		200,000
Prepaid patented licenses [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	1,322,820	1,322,820
Less: accumulated amortization	360,212	257,619
Intangible assets, net	962,608	1,065,201
Computer software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Gross carrying amount	26,985	97,462
Less: accumulated amortization	24,736	50,980
Intangible assets, net	$ 2,249	$ 46,482